TCW INVESTMENT MANAGEMENT COMPANY LLC

865 SOUTH FIGUEROA STREET, SUITE 1800

LOS ANGELES, CALIFORNIA 90017

(213) 244-0000

PATRICK W. DENNIS, ESQ.

ASSISTANT SECRETARY

August 31, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	TCW Funds, Inc. (the “Registrant”) (File Nos. 033-52272 and 811-07170) Post-Effective Amendment No. 102 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the Commission on August 25, 2017 (Accession No. 0001193125-17-268668).

Should you have any questions regarding this filing, please contact the undersigned at (213) 244-0000.

Sincerely,

/s/ Patrick W. Dennis
Patrick W. Dennis Assistant Secretary